Basis of Preparation of the Consolidated Financial Statements - Schedule of Data on Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Data on Exchange Rates [Abstract]
Representative exchange rate	3.19	3.647	3.627
Representative exchange rate, percentage	(12.50%)	0.50%	3.00%